INCOME TAX EXPENSE (Tables)	12 Months Ended
Aug. 31, 2019
INCOME TAX EXPENSE
Schedule of Income Tax Expense

Income tax expense consists of the following:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense:
The PRC	39,995	60,278	73,142
Canada	—	170	—
Hong Kong	—	243	11,225
The US	—	—	379
The UK	—	—	411
Deferred income tax expense:
PRC	975	6,599	(3,446)
Canada	—	92	(144)
The US	—	—	(514)
The UK	—	—	(473)
Total income tax expense:	40,970	67,382	80,580

Summary of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax assets and liabilities were as follows:

	As of August 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	36,293	54,697
Others	—	5,409
Less: valuation allowance	18,164	29,773
Total deferred tax assets	18,129	30,333
Deferred tax liabilities:
Intangible assets	17,067	53,689
Total deferred tax liabilities	17,067	53,689

Schedule of Movement in Valuation Allowance

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Beginning balance	11,250	12,283	18,164
Additions from acquisition	—	370	—
Additions	4,836	8,963	14,025
Reversal	(3,257)	(3,395)	(2,268)
Expired	(546)	(57)	(148)
Ending balance	12,283	18,164	29,773

Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in year 2017, 2018 and 2019 to income before income taxes and the actual provision for income tax were as follows:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income before provision for income tax	232,779	316,325	333,577
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	58,195	79,081	83,394
Effect of expenses that are not deductible in determining taxable profit	265	8,238	13,481
Unrecognized tax losses	4,836	8,963	14,025
Utilization of tax losses previously not recognized	(3,257)	(3,395)	(2,268)
Expiration of tax losses previously recognized	898	—	—
Utilization of tax losses against pre-acquisition profits	—	—	8,837
Effect of income tax rate difference in other jurisdiction	(19,967)	(25,497)	(36,889)
Others	—	(8)	—
Income tax expense recognized in profit or loss	40,970	67,382	80,580